CONSOLIDATED BALANCE SHEET - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	€ 9,413	€ 5,994
Financial assets held for trading	5,502	6,760
Other current financial assets	254	384
Trade and other receivables	10,926	12,873
Inventories	3,893	4,734
Income tax receivables	184	192
Other current assets	2,686	3,972
Current assets	32,858	34,909
Non-current assets
Property, plant and equipment	53,943	62,192
Right-of-use assets	4,643	5,349
Intangible assets	2,936	3,059
Inventory - Compulsory stock	995	1,371
Equity-accounted investments	6,749	9,035
Other investments	957	929
Other non-current financial assets	1,008	1,174
Deferred tax assets	4,109	4,360
Income tax receivables	153	173
Other non-current assets	1,253	871
Non-current assets	76,746	88,513
Assets held for sale	44	18
TOTAL ASSETS	109,648	123,440
Current liabilities
Short-term debt	2,882	2,452
Current portion of long-term debt	1,909	3,156
Current portion of long-term lease liabilities	849	889
Trade and other payables	12,936	15,545
Income tax payables	243	456
Other current liabilities	4,872	7,146
Current liabilities	23,691	29,644
Non-current liabilities
Long-term debt	21,895	18,910
Long-term lease liabilities	4,169	4,759
Provisions	13,438	14,106
Provisions for employee benefits	1,201	1,136
Deferred tax liabilities	5,524	4,920
Income tax payables	360	454
Other non-current liabilities	1,877	1,611
Non-current liabilities	48,464	45,896
TOTAL LIABILITIES	72,155	75,540
EQUITY
Share capital	4,005	4,005
Retained earnings	34,043	35,894
Cumulative currency translation differences	3,895	7,209
Other reserves and equity instruments	4,688	1,564
Treasury shares	(581)	(981)
Profit (loss)	(8,635)	148
Equity attributable to equity holders of Eni	37,415	47,839
Non-controlling interest	78	61
TOTAL EQUITY	37,493	47,900
TOTAL LIABILITIES AND EQUITY	109,648	123,440
Related parties
Current assets
Other current financial assets	41	60
Trade and other receivables	802	704
Other current assets	145	219
Non-current assets
Other non-current financial assets	766	911
Other non-current assets	74	181
Current liabilities
Short-term debt	52	46
Current portion of long-term lease liabilities	54	5
Trade and other payables	2,100	2,663
Other current liabilities	452	155
Non-current liabilities
Long-term lease liabilities	112	8
Other non-current liabilities	€ 23	€ 23